INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	December 31, 2024
	Gross Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount
	US$’000	US$’000	US$’000

Finite-lived intangible assets:
Computer software	459	(455)	4
Patent	202	(202)	-
Total finite-lived intangible assets	661	(657)	4
Indefinite-lived intangible assets:
Trademark and manufacturing license	123,899	-	123,899
Total indefinite-lived intangible assets	123,899	-	123,899

Total intangible assets	124,560	(657)	123,903

	December 31, 2023
	Gross Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount
	US$’000	US$’000	US$’000

Finite-lived intangible assets:
Computer software	472	(439)	33
Patent	208	(208)	-
Total finite-lived intangible assets	680	(647)	33
Indefinite-lived intangible assets:
Trademark and manufacturing license	127,378	-	127,378
Total indefinite-lived intangible assets	127,378	-	127,378
Total intangible assets	128,058	(647)	127,411

No impairment charges were recognized on intangible assets for the years ended December 31, 2024, 2023 and 2022.

Amortization expenses of intangible assets were US$28,072, US$81,699 and US$86,199 for the years ended December 31, 2024, 2023 and 2022, respectively.

As of December 31, 2024, the estimated amortization expense relating to the existing intangible assets with finite lives for future periods is as follows:

US$’000

2025	4
2026 and thereafter	-
Total	4